FAIR VALUE MEASUREMENT - Fair value of other equity investments (Details)		12 Months Ended
	Jun. 20, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
FAIR VALUE MEASUREMENT
Other equity investments			¥ 66,390,898	¥ 70,021,700
Gain from change in fair value		$ 399,971	2,750,000
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
FAIR VALUE MEASUREMENT
Other equity investments			22,471,700	19,721,700
Gain from change in fair value	¥ 2,750,000		2,750,000
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Nonrecurring basis
FAIR VALUE MEASUREMENT
Other equity investments			22,471,700
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Nonrecurring basis | Level 3
FAIR VALUE MEASUREMENT
Other equity investments			22,471,700
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom")
FAIR VALUE MEASUREMENT
Other equity investments			5,919,198	¥ 12,300,000
Impairment loss recorded			6,380,802
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom") | Nonrecurring basis
FAIR VALUE MEASUREMENT
Other equity investments			5,919,198
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom") | Nonrecurring basis | Level 3
FAIR VALUE MEASUREMENT
Other equity investments			¥ 5,919,198